UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Gordon M. Shone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-2168

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock

MUTUAL FUNDS

John Hancock

Tax-Free Bond Fund

Semiannual Report

2.28.09

A look at performance

For the period ended February 28, 2009

		Average annual returns (%)				Cumulative total returns (%)					SEC 30- day yield (%) as of 2-28-09
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	1-5-90	–2.87	1.37	2.94	—	–7.10	–2.87	7.06	33.61	—	4.33

B	12-31-91	–3.94	1.21	2.79	—	–7.86	–3.94	6.17	31.73	—	3.77

C	4-1-99	–0.06	1.54	—	2.64	–4.06	–0.06	7.95	—	29.48	3.76

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.02%, Class B — 1.77% and Class C — 1.77%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Tax-Free Bond Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Tax-Free Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	2-28-99	$13,173	$13,173	$15,692

C2	4-1-99	12,948	12,948	15,671

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of February 28, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Formerly named Lehman Brothers Municipal Bond Index.

Semiannual report | Tax-Free Bond Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2008 with the same investment held until February 28, 2009.

	Account value	Ending value	Expenses paid during
	on 9-1-08	on 2-28-09	period ended 2-28-09[1]

Class A	$1,000.00	$972.50	$4.84

Class B	1,000.00	968.90	8.49

Class C	1,000.00	968.90	8.49

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Tax-Free Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2008, with the same investment held until February 28, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-08	on 2-28-09	period ended 2-28-09[1]

Class A	$1,000.00	$1,019.90	$4.96

Class B	1,000.00	1,016.20	8.70

Class C	1,000.00	1,016.20	8.70

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.99%, 1.74% and 1.74% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Tax-Free Bond Fund	9

Portfolio summary

Top 10 holdings[1]

Foothill/Eastern Transportation Corridor Agency, 1-1-19, Zero			4.8%

Foothill/Eastern Transportation Corridor Agency, 1-1-16, 6.000%			4.2%

Puerto Rico, Commonwealth of, 7-1-11, 7.72%			3.4%

Madera, County of, 3-15-15, 6.500%			3.4%

Alabama Pub. Sch. & College Auth., 12-1-15, 9.369%			2.5%

San Bernardino, County of, 8-1-17, 5.500%			2.2%

Massachusetts, Commonwealth of, 12-1-24, 5.500%			2.1%

Triborough Bridge & Tunnel Auth., 11-15-33, 5.000%			2.0%

San Joaquin Hills Transportation Corridor Agency, 1-15-17, 5.650%			1.9%

Puerto Rico Aqueduct & Sewer Auth., 7-1-11, 7.470%			1.8%

Sector distribution[2,3]

General obligation bonds	6%	Tobacco	5%

Revenue bonds		Industrial development	3%

Other revenue	28%	Water and sewer	3%

Transportation	18%	Economic development	2%

Health	10%	Special tax	2%

Electric	9%	Other	6%

Education	8%

Quality distribution[3]

AAA	27%

AA	42%

A	9%

BBB	13%

BB	5%

B	1%

Other	3%

1 As a percentage of net assets on February 28, 2009, excluding cash and cash equivalents.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on February 28, 2009.

10	Tax-Free Bond Fund | Semiannual report

FINANCIAL STATEMENTS

Fund’s investments

Securities owned by the Fund on 2-28-09 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 98.66%					$427,738,171
(Cost $417,797,829)

Alabama 2.49%					10,777,800

Alabama Pub. Sch. & College Auth. Rev,
Drivers Ser. 2403 (P)	9.369%	12-01-15	AA	$10,000	10,777,800

Arizona 2.94%					12,729,880

Arizona Health Facilities Auth,
Rev Ref Phoenix Memorial Hosp (G)(H)	8.200	06-01-21	D	2,150	2,150

Phoenix Civic Improvement Corp District,
Rev Conv Cap Apprec Civic Plaza
Ser 2005B (Zero to 07-01-13 then
5.50%) (D)	Zero	07-01-28	AA	1,000	801,440

Salt River Project,
Agriculture Impt & Pwr Dist Elec Sys
Rev, Ser A	5.000	01-01-33	AA	7,000	6,980,190
Agriculture Impt & Pwr Dist Elec Sys
Rev, Ser A	5.000	01-01-39	AA	5,000	4,946,100

California 23.32%					101,100,567

Foothill Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB–	5,000	1,292,800
Rev Toll Rd Cap Apprec Sr Lien
Ser 1995A	Zero	01-01-19	AAA	30,000	20,951,700
Rev Toll Rd Sr Lien Ser 1995A	6.000	01-01-16	AAA	17,500	18,286,975

Madera, County of,
Rev Cert of Part Valley Children’s
Hosp (D)	6.500	03-15-15	AA–	13,185	14,674,114

Millbrae, City of,
Rev Magnolia of Millbrae Proj Ser
1997A (G)	7.375	09-01-27	BB	1,750	1,431,343

Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr Ser
1999A (G)	6.250	01-01-30	AA	4,000	4,153,400

San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin
Proj (D)	5.500	08-01-17	AA	9,130	9,561,940
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08-01-22	A+	2,500	2,370,275

San Diego Redevelopment Agency,
Rev Tax Alloc City Heights Proj Ser
1999A (G)	5.750	09-01-23	BB	25	20,203

See notes to financial statements

Semiannual report | Tax-Free Bond Fund	11

FINANCIAL STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

San Joaquin Hills Transportation
Corridor Agency,
Rev Toll Rd Conv Cap Apprec
Ser 1997A	5.650%	01-15-17	BB–	$10,000	$8,368,300
Rev Toll Rd Jr Lien	Zero	01-01-10	AAA	6,250	6,191,312
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	4,411,850
Rev Toll Rd Sr Lien	Zero	01-01-17	AAA	4,900	3,808,035
Rev Toll Rd Sr Lien	Zero	01-01-20	AAA	2,000	1,314,200

Santa Ana Financing Auth.,
Rev Lease Police Admin & Hldg Facil Ser
1994A (D)	6.250	07-01-19	AA–	2,000	2,273,480

Southern California Metropolitan
Wtr Dist,
Rev Wtrwks Auth Ser A	5.000	01-01-39	AAA	2,000	1,990,640
Colorado 2.65%					11,490,050

Colorado Springs, City of,
Rev Util Sys Imp Ser C	5.250	11-15-42	AA	2,825	2,729,543

E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-34	BBB–	7,000	1,122,380
Rev Cap Apprec Ser B1 (D)	5.500	09-01-24	AA	2,000	1,672,260

Northwest Parkway Public Highway Auth,
Rev 1st Tier Sub Ser 2001D (G)	7.125	06-15-41	AA	2,900	3,098,737

Public Auth for Colorado Energy
Gas, Rev	6.250	11-15-28	A+	3,500	2,867,130

Connecticut 0.70%					3,042,630

Connecticut State Health & Educational
Facility Authority Rev,
Yale University	5.050	07-01-42	AAA	3,000	3,042,630

Delaware 0.70%					3,042,450

Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares Ser
A–4-1 (S)	5.750	04-30-15	Aaa	3,000	3,042,450

District Of Columbia 0.69%					2,970,630

District of Columbia University Rev,
Georgetown University	5.500	04-01-36	A–	3,000	2,970,630

Florida 6.12%					26,520,043

Bonnet Creek Resort Community
Development District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,500	1,133,160
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,000	847,200

Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog Ser
2000A (G)	7.850	08-15-31	AA	3,500	3,929,940
Rev Student Hsg Cap Projs Ln Prog Ser
2001G (G)	9.125	10-01-11	BBB	900	912,096

Capital Trust Agency,
Rev Seminole Tribe Convention Ser
2003A (S)	8.950	10-01-33	AAA	3,000	3,777,960

Crossings at Fleming Island Community
Development District,
Rev Ref Spec Assessment Ser
2000C (G)	7.100	05-01-30	BBB–	1,000	791,630

See notes to financial statements

12	Tax-Free Bond Fund | Semiannual report

FINANCIAL STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Florida (continued)

Florida Municipal Power Agency Rev,
All Requirements Pwr Ser A	5.000%	10-01-28	A1	$2,500	$2,472,175
All Requirements Pwr Ser A	5.000	10-01-31	A1	2,000	1,921,420

Henando, County of,
Rev Criminal Justice Complex (D)(G)	7.650	07-01-16	A	500	615,295

Orange County School Board,
Rev Ref Cert of Part Ser 1997A (D)	Zero	08-01-13	A1	5,000	4,361,400

Orlando Urban Community
Development District,
Rev Spec Assessment Cap Imp Ser
2001A (G)	6.950	05-01-33	AA	2,500	2,774,025

Orlando Utilities Commission,
Rev Ref Wtr & Elec Sys Sub Ser 1989D	6.750	10-01-17	AA	2,200	2,651,704

Stoneybrook West Community
Development Dist,
Rev Spec Assessment Ser 2000A (G)	7.000	05-01-32	BBB	310	332,038

Georgia 5.27%					22,856,058

Atlanta, City of,
Rev Tax Alloc Eastside Proj Ser
2005B (G)	5.600	01-01-30	BB+	1,000	671,990

Georgia Municipal Electric Authority,
Refunded Ser Y MBIA IBC BNY (D)	6.500	01-01-17	AA	145	172,325
Rev Preref Ser 1993Z (D)	5.500	01-01-20	A+	150	170,058
Rev Preref Ser 1998Y (D)	6.500	01-01-17	AA	60	72,221
Rev Ref Pwr Ser 1993BB	5.700	01-01-19	A+	1,000	1,112,190
Rev Ref Pwr Ser 1993C (D)	5.700	01-01-19	A+	5,000	5,560,950
Rev Ref Pwr Ser 1994EE (D)	7.250	01-01-24	A	2,000	2,446,060
Rev Ref Pwr Ser 1998Y (D)	6.500	01-01-17	AA	4,635	5,362,278
Rev Unref Bal Ser 1993Z (D)	5.500	01-01-20	A+	5,690	6,188,956

Monroe County Development Auth,
Rev Ref Poll Control Oglethorpe Pwr
Corp Scherer Ser 1992A	6.800	01-01-12	A	1,000	1,099,030

Illinois 6.68%					28,948,294

Chicago Board of Education,
GO Unltd Cap App City Colleges (D)	Zero	01-01-16	AA	2,850	2,252,070
GO Unltd Cap App School Reform Ser
1999A (D)	Zero	12-01-18	AA	5,440	3,512,880
GO Unltd Ref Ser A (D)	5.500	12-01-30	AA–	3,650	3,915,318

Chicago, City of,
GO Tax Alloc Jr Pilsen Redev Ser
2004B (G)	6.750	06-01-22	BBB+	3,000	2,684,010

Illinois Finance Auth,
Rev Ref Commonwealth Edison Co Proj
(D)	5.850	01-15-14	AA–	3,000	3,191,550
Rev Rush Univ Med Ctr Oblig Grp-A	7.250	11-01-38	A–	1,500	1,514,295

Kane County Community Unit School
District No 304,
GO Unltd Cap Apprec Ser A (D)	Zero	01-01-17	AA	4,705	3,388,071

Lake County Community Unit School
District No 24,
GO Unltd Cap Apprec Millburn (D)	Zero	01-01-22	AA	2,440	1,224,587

See notes to financial statements

Semiannual report | Tax-Free Bond Fund	13

FINANCIAL STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Illinois (continued)

Round Lake Beach, Village of,
Rev Spec Tax Lakewood Grove Spec
Serv Area No 1	6.700%	03-01-33	AA	$1,000	$1,170,170

Will County Community Unit School
District No 365,
GO Cap Apprec Ser 1997B (D)	Zero	11-01-14	AAA	3,510	2,903,858
GO Unltd Ref (D)	Zero	11-01-21	AAA	5,780	3,191,485

Kansas 0.23%					1,016,640

Burlington Environmental Auth,
Rev Ref Kansas City Power & Light (D)	5.375	09-01-35	A	1,000	1,016,640

Kentucky 2.19%					9,516,504

Kentucky Economic Development
Finance Auth,
Arena Rev Louisville Arena (D)	6.000	12-01-33	AAA	1,000	1,021,250
Rev Prefer Norton Health Care Ser
2000C (D)	6.100	10-01-21	AA	1,770	2,083,502
Rev Unref Bond Balance Norton Ser
2000C (D)	6.100	10-01-21	AA–	3,230	3,109,069

Kentucky State Property &
Buildings Commission,
Rev Ref Proj No 93 (D)	5.250	02-01-29	AAA	3,250	3,302,683

Louisiana 0.49%					2,141,664

Jefferson Parish Home Mortgage Auth,
Rev Ref Single Family Mtg Ser 1999B	6.750	06-01-30	Aaa	490	494,439

Louisiana Local
Government Environmental,
Rev Westlake Chemical Corp	6.750	11-01-32	BB+	2,500	1,647,225

Maryland 0.65%					2,799,920

Municipal Mortgage & Equity, LLC,
Bond (S)	6.875	06-30-49	A3	4,000	2,799,920

Massachusetts 4.37%					18,957,581

Massachusetts Bay
Transportation Authority,
Rev Ref Cap Appr Ser 2007A–2	Zero	07-01-26	AAA	13,595	5,251,477

Massachusetts Health & Educational
Facilities Auth,
Rev Civic Investments, Inc.
Ser 2002B (G)	9.200	12-15-31	AA	3,500	4,454,590
Rev Ref Partners Health Care
Ser 2001C	5.750	07-01-32	AA	85	84,992

Massachusetts Wtr Pollution
Abatement Trust,
Rev Unref Bal Ser 1994A	6.375	02-01-15	AAA	75	75,322

Massachusetts, Commonwealth of,
GO Unltd Ref Ser 2004C (D)	5.500	12-01-24	AA	8,000	9,091,200

Missouri 0.25%					1,089,426

Fenton, City of,
Rev Ref Tax Increment Imp Gravois
Bluffs (F)	7.000	10-01-21	AAA	955	1,089,426

Nebraska 0.33%					1,434,024

Omaha Public Power District,
Rev Ref Elec Imp Ser 1992B (G)	6.200	02-01-17	AA	1,200	1,434,024

See notes to financial statements

14	Tax-Free Bond Fund | Semiannual report

FINANCIAL STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Nevada 0.01%					$25,122

Nevada, State of,
GO Ltd Unref Bal Ser 1992A	6.750%	07-01-09	AA+	$25	25,122

New Hampshire 0.70%					3,035,075

New Hampshire Business Pollution
Control Auth,
Rev Ref Poll Control Pub Svc Co Prg Ser
C (D)	5.450	05-01-21	AA–	2,000	1,837,600

New Hampshire Health & Education
Facilities Auth,
Rev Exeter Proj	6.000	10-01-24	A+	1,250	1,197,475

New Jersey 3.55%					15,410,618

New Jersey Economic
Development Auth,
Rev Ref Newark Airport Marriott Hotel	7.000	10-01-14	Ba1	1,000	896,080

New Jersey Health Care Facilities
Financing Auth,
Rev Care Institute Inc Cherry Hill
Proj (G)	8.000	07-01-27	CCC–	1,120	862,131

Tobacco Settlement Financing Corp,
Rev Preref Asset Backed Bond	6.750	06-01-39	AAA	5,000	5,981,800
Rev Preref Asset Backed Bond	6.250	06-01-43	AAA	4,000	4,704,000
Rev Ser 1A	4.500	06-01-23	BBB	3,995	2,966,607

New Mexico 0.46%					1,976,380

Farmington, City of,
Rev Ref Poll Control Tucson Elec Pwr
Co Ser 1997A	6.950	10-01-20	BBB–	2,000	1,976,380

New York 10.94%					47,438,859

New York City Industrial
Development Agency,
Rev Liberty 7 World Trade Ctr Ser
2005A (G)	6.250	03-01-15	BB+	2,000	1,699,260
Rev Ref Terminal One Group Assn Proj	5.500	01-01-24	BBB+	1,500	1,291,680

New York City Municipal Water
Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AAA	365	391,243
Rev Unref Bal Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AAA	375	397,470
Rev Wtr & Swr Sys Ser EE	5.250	06-15-40	AA+	3,000	3,005,670

New York City Transitional Finance Auth,
Rev Bldg Aid Ser S3	5.375	01-15-34	AA–	2,000	1,982,260
Rev Bldg Aid Ser S3	5.250	01-15-39	AA–	3,000	2,894,670
Rev Ref Future Tax Sec Ser 2002A (Zero
to 11-1-11 then 14.00%)	Zero	11-01-29	AAA	5,000	4,684,350

New York Liberty Development Corp,
Rev Goldman Sachs Group Inc
Headquarters	5.250	10-01-35	A	2,500	2,065,650

New York State Dormitory Auth,
Rev City Univ Sys Consol 2nd
Generation Ser 1993A	5.750	07-01-09	AA–	515	523,528
Rev Preref Ser B	7.500	05-15-11	AA–	160	167,898
Rev State Univ Edl Facil Ser 1993A	5.500	05-15-19	AA–	1,000	1,145,500
Rev Unref Bal Ser 1990B	7.500	05-15-11	AA–	145	160,664

New York State Housing
Finance Agency,
Rev Ref State Univ Constr Ser 1986A	8.000	05-01-11	AAA	1,145	1,235,444

See notes to financial statements

Semiannual report | Tax-Free Bond Fund	15

FINANCIAL STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

New York (continued)

Port Auth of New York & New Jersey,
Cons 144th	5.000%	10-01-29	AA–	$3,500	$3,519,600
Rev Ref Spec Proj KIAC Partners Ser 4
(G)	6.750	10-01-19	BBB–	8,700	7,236,399

Triborough Bridge & Tunnel Auth,
Rev Bond Ref Gen Purp	5.000	11-15-33	AA–	9,025	8,836,197
Rev Ser 2006A	5.000	11-15-22	AA–	3,545	3,719,556

Westchester Tobacco Asset
Securitization Corp,
Rev Asset Backed Bond. (Zero to
07-15-09, then 6.95%)	Zero	07-15-39	AAA	2,000	2,481,820

North Carolina 0.47%					2,026,820

North Carolina Capital Facilities
Finance Agency,
Rev Duke Univ Proj Ser B	5.000	10-01-38	AA+	2,000	2,026,820

Ohio 1.49%					6,444,443

Buckeye Tobacco Settlement
Financing Auth,
Rev Asset Backed Sr Bond Ser 2007A–2	5.875	06-01-30	BBB	2,000	1,263,540
Rev Asset Backed Sr Bond Ser 2007A–2	5.125	06-01-24	BBB	5,775	4,199,753

Ohio Air Quality Development Authority,
Rev Ref Pollution CTL- FirstEnergy	7.250	11-01-32	BBB	1,000	981,150

Oklahoma 0.39%					1,703,180

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B–	2,000	1,703,180

Oregon 0.85%					3,687,156

Clackamas County School District
No. 12,
GO Unltd Ser 2007B (Zero to 6/15/11,
then 5.00%) (D)	Zero	06-15-28	AAA	3,130	2,737,592

Western Generation Agency,
Rev Wauna Cogeneration Proj Ser
2006B (G)	5.000	01-01-14	BBB–	1,100	949,564

Pennsylvania 4.63%					20,056,481

Allegheny County Hospital
Development Auth,
Rev West Penn Hlth Sys Ser 2007A	5.000	11-15-28	BB	3,500	1,968,225

Allegheny County Industrial
Development Auth,
Rev Ref Environmental Imp	5.500	11-01-16	BB+	2,500	2,198,525

Allegheny County Redevelopment Auth,
Rev Tax Alloc Pittsburgh Mills Proj (G)	5.600	07-01-23	BB+	1,000	728,310

Carbon County Industrial
Development Auth,
Rev Reg Resource Recovery Panther
Creek Parners Proj	6.700	05-01-12	BBB–	4,960	5,142,131

Pennsylvania Turnpike Commission,
Rev Ser-C (D)	5.000	12-01-32	AA	3,120	3,085,555

Philadelphia Industrial
Development Auth,
Rev Commercial Dev Marriott Hotel (G)	7.750	12-01-17	BB	3,250	2,760,095

Philadelphia School District,
GO LTD Ser E	6.000	09-01-38	A+	4,000	4,173,640

See notes to financial statements

16	Tax-Free Bond Fund | Semiannual report

FINANCIAL STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Puerto Rico 5.26%					$22,803,600

Puerto Rico Aqueduct & Sewer Auth,
Rev Ref Pars & Inflos (D)	6.000%	07-01-11	AA	$200	221,780

Puerto Rico Aqueduct & Sewer Auth.,
Rev Inverse Floater (D)(P)	7.470	07-01-11	AA	6,500	7,915,700

Puerto Rico, Commonwealth of,
Rev Inverse Floater (D)(P)	7.720	07-01-11	AA	14,000	14,666,120

Rhode Island 0.20%					888,190

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay
Village Ser 2002A (G)	6.875	05-01-22	BBB–	1,000	888,190

South Carolina 1.27%					5,502,718

Richland, County of,
Rev Environmental Imp International
Paper	6.100	04-01-23	BBB	3,325	2,413,318

South Carolina State Public Service Auth,
Santee Cooper Ser A	5.500	01-01-38	AA–	3,000	3,089,400

South Dakota 1.61%					6,980,800

South Dakota Educational Enhancement
Funding Corp,
Rev Ser B	6.500	06-01-32	BBB	10,000	6,980,800

Tennessee 0.78%					3,362,550

Tennessee Energy Acquisition Corp,
Gas Rev., Ser A	5.250	09-01-26	A	5,000	3,362,550

Texas 4.15%					18,002,070

Bexar County Health Facilities
Development Corp,
Rev Ref Army Retirement Residence
Proj (G)	6.300	07-01-32	AA	1,000	1,143,550

Brazos River Authority,
Ref AMT TXU Elec Ser A	8.250	10-01-30	CCC	2,000	1,170,020
Rev Ref Utilities Co Ser 1999A	7.700	04-01-33	CCC	1,500	825,000

Dallas/Fort Worth International Airport,
Rev Ref JT Subser A–1 (D)	6.100	11-01-24	AA–	1,600	1,602,656

Harris, County of,
GO Ltd Cap Apprec Ser 2002 (D)	Zero	08-15-19	AAA	3,000	1,958,100

Houston Independent School District,
Rev Cap Apprec Cesar E Chavez Ser
1998A (D)	Zero	09-15-16	AA	900	688,590

Mission Economic Development Corp,
Rev Alllied Waste Inc Proj Ser A	5.200	04-01-18	BBB	1,000	865,130

North Texas Thruway Auth,
Rev Ref Sys First Tier Ser A	6.000	01-01-25	A–	3,000	3,076,230
Rev Ref Sys First Tier Ser K-2	6.000	01-01-38	A–	4,000	3,898,000

San Antonio, City of,
Rev Ref Elec & Gas Ser A	5.250	02-01-31	AA	1,000	1,015,430

Texas, State of,
GO Unltd Wtr Finl Assistance	5.750	08-01-31	AA	1,700	1,759,364

See notes to financial statements

Semiannual report | Tax-Free Bond Fund	17

FINANCIAL STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Utah 0.38%					$1,640,448

Mountain Regional Water Special
Service District,
Rev Spec Assessment Spec Imp Dist No
2002-1 (G)	7.000%	12-01-18	BB+	$660	599,967

Salt Lake City Hospital,
Rev Ref IHC Hosp Inc Ser 1998A	8.125	05-15-15	AAA	890	1,040,481

Washington 0.70%					3,052,920

Washington Public Power Supply System,
Rev Ref Nuclear Proj No 1 Ser 1989B	7.125	07-01-16	AA–	1,500	1,892,640

Washington, State of,
GO Unltd Ser 1990A	6.750	02-01-15	AA+	1,000	1,160,280

West Virginia 0.75%					3,266,580

West Virginia State Hospital Finance Auth,
Rev Preref Charleston Area Med Ctr	6.750	09-01-22	A2	2,400	2,613,264
Rev Unref Charleston Area Med Ctr	6.750	09-01-22	A2	600	653,316

Total investments (Cost $417,797,829)† 98.66%					$427,738,171

Other assets and liabilities, net 1.34%					$5,815,220

Total net assets 100.00%					$433,553,391

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Alternative Minimum Tax

GO General Obligation

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

Assured Guaranty Ltd.	1.01
Financial Security Assurance, Inc.	2.07
Financial Guaranty Insurance Company	3.02
Ambac Financial Group, Inc.	3.77
Municipal Bond Insurance Association	20.95

(F) The credit rating for this security is rated by Fitch.

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At February 28, 2009, the aggregate cost of investment securities for federal income tax purposes was $415,666,535. Net unrealized appreciation aggregated $12,071,636, of which $32,448,121 related to appreciated investment securities and $20,376,485 related to depreciated investment securities.

See notes to financial statements

18	Tax-Free Bond Fund | Semiannual report

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 2-28-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $417,797,829)	$427,738,171
Cash	475,722
Receivable for shares sold	1,418,058
Interest receivable	5,562,788
Receivable from affiliates	95,597

Total assets	435,290,336

Liabilities

Payable for investments purchased	1,015,350
Payable for shares repurchased	258,635
Payable to affiliates
Management fees	175,771
Distribution and service fees	101,325
Other	103,763
Other payables and accrued expenses	82,101

Total liabilities	1,736,945

Net assets

Capital paid-in	448,085,029
Accumulated net realized loss on investments	(25,964,406)
Net unrealized appreciation of investments	9,940,342
Accumulated net investment income	1,492,426

Net assets	$433,553,391

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($399,489,894 ÷ 42,842,254 shares)	$9.32
Class B ($11,423,699 ÷ 1,225,091 shares)[1]	$9.32
Class C ($22,639,798 ÷ 2,428,061 shares)[1]	$9.32

Maximum offering price per share

Class A ($9.32 ÷ 95.5%)[2]	$9.76

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Tax-Free Bond Fund	19

FINANCIAL STATEMENTS

Statement of operations For the period ended 2-28-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$12,517,693

Total investment income	12,517,693

Expenses

Investment management fees (Note 5)	1,147,277
Distribution and service fees (Note 5)	628,106
Transfer agent fees (Note 5)	177,788
Accounting and legal services fees (Note 5)	30,455
Professional fees	54,555
Custodian fees	39,985
Registration fees	25,521
Printing fees	14,703
Trustees’ fees	7,024
Miscellaneous	38,688

Total expenses	2,164,102
Less expense reductions (Note 5)	(703)

Net expenses	2,163,399

Net investment income	10,354,294

Realized and unrealized gain (loss)

Net realized loss on investments	(8,132,747)
Change in net unrealized appreciation (depreciation) of investments	(15,408,872)

Net realized and unrealized loss	(23,541,619)

Decrease in net assets from operations	($13,187,325)

1 Semiannual period from 9-1-08 to 2-28-09.

See notes to financial statements

20	Tax-Free Bond Fund | Semiannual report

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	8-31-08	2-28-09[1]

Increase (decrease) in net assets

From operations
Net investment income	$20,403,322	$10,354,294
Net realized loss	(1,960,315)	(8,132,747)
Change in net unrealized appreciation (depreciation)	(4,001,767)	(15,408,872)

Increase (decrease) in net assets resulting from operations	14,441,240	(13,187,325)

Distributions to shareholders
From net investment income
Class A	(19,028,985)	(9,501,788)
Class B	(534,537)	(234,038)
Class C	(336,964)	(353,620)
	(19,900,486)	(10,089,446)
From Fund share transactions (Note 6)	(9,106,347)	13,756,018
Total decrease	(14,565,593)	(9,520,753)

Net assets

Beginning of period	457,639,737	443,074,144

End of period[2]	$443,074,144	$433,553,391

1 Semiannual period from 9-1-08 to 2-28-09. Unaudited.

2 Includes accumulated net investment income of $1,227,578 and $1,492,426, respectively.

See notes to financial statements

Semiannual report | Tax-Free Bond Fund	21

FINANCIAL STATEMENTS

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07	8-31-08	2-28-09[2]

Per share operating performance

Net asset value, beginning of period	$9.96	$10.22	$10.41	$10.24	$9.95	$9.82
Net investment income[3]	0.49	0.48	0.47	0.45	0.45	0.23
Net realized and unrealized gain
(loss) on investments	0.26	0.19	(0.18)	(0.29)	(0.13)	(0.51)
Total from investment operations	0.75	0.67	0.29	0.16	0.32	(0.28)
Less distributions
From net investment income	(0.49)	(0.48)	(0.46)	(0.45)	(0.45)	(0.22)
Net asset value, end of period	$10.22	$10.41	$10.24	$9.95	$9.82	$9.32
Total return (%)[4]	7.70[5]	6.72	2.87[5]	1.55[5]	3.25[5]	(2.75)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$492	$487	$459	$434	$417	$399
Ratios (as a percentage
of average net assets):
Expenses before reductions	0.97	0.99	0.96	0.95	0.96	0.99[7]
Interest and fees[8]	—	—	—	0.08	0.06	—
Expenses net of all fee waivers	0.96	0.99	0.96	1.03	1.02	0.99[7]
Expenses net of all fee waivers
and credits	0.96	0.99	0.96	1.03	1.02	0.99[7]
Net investment income	4.87	4.71	4.54	4.45	4.53	5.02[7]
Portfolio turnover (%)	49	32	54	40	36	21

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 9-1-08 to 2-28-09. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

22	Tax-Free Bond Fund | Semiannual report

FINANCIAL STATEMENTS

CLASS B SHARES Period ended	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07	8-31-08	2-28-09[2]

Per share operating performance

Net asset value, beginning of period	$9.96	$10.22	$10.41	$10.24	$9.95	$9.82
Net investment income[3]	0.42	0.41	0.39	0.38	0.38	0.20
Net realized and unrealized gain
(loss) on investments	0.26	0.18	(0.18)	(0.30)	(0.14)	(0.51)
Total from investment operations	0.68	0.59	0.21	0.08	0.24	(0.31)
Less distributions
From net investment income	(0.42)	(0.40)	(0.38)	(0.37)	(0.37)	(0.19)
Net asset value, end of period	$10.22	$10.41	$10.24	$9.95	$9.82	$9.32
Total return (%)[4]	6.89[5]	5.93	2.10[5]	0.80[5]	2.47[5]	(3.11)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$39	$32	$21	$16	$13	$11
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.73	1.74	1.71	1.70	1.71	1.74[7]
Interest and fees[8]	—	—	—	0.08	0.06	—
Expenses net of all fee waivers	1.72	1.74	1.71	1.78	1.77	1.74[7]
Expenses net of all fee waivers
and credits	1.72	1.74	1.71	1.78	1.77	1.74[7]
Net investment income	4.11	3.96	3.79	3.69	3.77	4.26[7]
Portfolio turnover (%)	49	32	54	40	36	21

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 9-1-08 to 2-28-09. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

Semiannual report | Tax-Free Bond Fund	23

FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07	8-31-08	2-28-09[2]

Per share operating performance

Net asset value, beginning of period	$9.96	$10.22	$10.41	$10.24	$9.95	$9.82
Net investment income[3]	0.42	0.41	0.39	0.37	0.38	0.20
Net realized and unrealized gain
(loss) on investments	0.26	0.18	(0.18)	(0.29)	(0.14)	(0.51)
Total from investment operations	0.68	0.59	0.21	0.08	0.24	(0.31)
Less distributions
From net investment income	(0.42)	(0.40)	(0.38)	(0.37)	(0.37)	(0.19)
Net asset value, end of period	$10.22	$10.41	$10.24	$9.95	$9.82	$9.32
Total return (%)[4]	6.89[5]	5.93	2.10[5]	0.80[5]	2.47[5]	(3.11)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$8	$7	$7	$7	$13	$23
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.72	1.74	1.71	1.70	1.71	1.74[7]
Interest and fees[8]	—	—	—	0.08	0.06	—
Expenses net of all fee waivers	1.71	1.74	1.71	1.78	1.77	1.74[7]
Expenses net of all fee waivers
and credits	1.71	1.74	1.71	1.78	1.77	1.74[7]
Net investment income	4.11	3.96	3.79	3.70	3.78	4.27[7]
Portfolio turnover (%)	49	32	54	40	36	21

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 9-1-08 to 2-28-09. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

24	Tax-Free Bond Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1 Organization

John Hancock Tax-Free Bond Fund (the Fund) is a diversified series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to provide as high a level of interest income exempt from federal income taxes as is consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Valuations change in response to many factors including tax receipts and budget disbursements of the municipalities, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Semiannual report | Tax-Free Bond Fund	25

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	—	—

Level 2 — Other Significant Observable Inputs	$427,738,171	—

Level 3 — Significant Unobservable Inputs	—	—
Total	$427,738,171	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures. The Fund use identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by John Hancock Advisers LLC (the Adviser), an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC), in an unsecured line of credit with BNYM,

26	Tax-Free Bond Fund | Semiannual report

which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no outstanding borrowings under the line of credit for the period ended February 28, 2009.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $14,735,589 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: August 31, 2011 — $7,431,104, August 31, 2012 — $6,837,618, August 31, 2015 — $257,214 and August 31, 2016 —$209,653. Net capital losses of $2,084,270 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on September 1, 2008, the first day of the Fund’s next taxable year.

As of February 28, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gains, if any, are distributed annually. During the year ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $180,250 and tax exempt income $19,720,236. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. As of February 28, 2009, management does not believe that the adoption of FAS 161 will have a material impact on the amounts reported in the financial statements.

Semiannual report | Tax-Free Bond Fund	27

Note 3
Risk and uncertainties

State concentration risk

The Fund invests mainly in bonds from a single state and its performance is affected by local, state and regional factors. The risks may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes). Although the Fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the Fund’s holdings.

Insurance concentration risk

The Fund may hold insured municipal obligations which are insured as to their scheduled payment of principal and interest under an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance. Since there are a limited number of municipal obligation insurers, a Fund may have a concentration of investments covered by one insurer. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, the credit quality of companies which provide the insurance may affect the value of those securities and insurance does not guarantee the market value of the insured obligation.

Municipal bond risk

The Fund generally invests in general obligation or revenue municipal bonds. The bonds are backed by the municipal issuer’s have the risk that the issuer’s credit quality will decline. General obligation bonds are backed by the municipal issuer’s ability to levy taxes. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders which may be caused by many reasons, ranging from including fiscal mismanagement and erosion of the tax base. Revenue bonds are backed only by income associated with a specific facility. Any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.50% of the next $500,000,000 and (c) 0.45% of the Fund’s average daily net assets in excess of $1,000,000,000. The effective rate for the period ended February 28, 2009 is 0.55% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of

28	Tax-Free Bond Fund | Semiannual report

Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $624.

Class A shares are assessed up-front sales charges. During the period ended February 28, 2009, JH Funds received net up-front sales charges of $212,894 with regard to sales of Class A shares. Of this amount, $23,502 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $170,689 was paid as sales commissions to unrelated broker-dealers and $18,703 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2009, CDSCs received by JH Funds amounted to $7,143 for Class B shares and $6,423 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.01% for all classes based on each class’s average daily net assets.

• All classes of the Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended February 28, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $79 for transfer agent credits earned.

Class level expenses for the period ended February 28, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$485,950	$165,640
Class B	56,693	4,823
Class C	85,463	7,325
Total	$628,106	$177,788

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $30,455 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds,

Semiannual report | Tax-Free Bond Fund	29

as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended August 31, 2008, and the period ended February 28, 2009, along with the corresponding dollar value.

		Year ended 8-31-08	Period ended 2-28-09[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,871,529	$28,467,107	3,033,523	$28,396,506
Distributions reinvested	1,419,271	14,057,101	761,398	7,005,581
Repurchased	(5,517,877)	(54,881,160)	(3,370,358)	(30,841,945)

Net increase (decrease)	(1,227,077)	($12,356,952)	424,563	$4,560,142

Class B shares

Sold	169,785	$1,690,375	198,269	$1,846,704
Distributions reinvested	34,446	341,308	15,783	145,185
Repurchased	(500,005)	(4,984,103)	(296,990)	(2,724,007)

Net decrease	(295,774)	($2,952,420)	(82,938)	($732,118)

Class C shares

Sold	733,348	$7,224,800	1,234,775	$11,529,259
Distributions reinvested	22,661	224,610	23,250	213,925
Repurchased	(126,097)	(1,246,385)	(202,764)	(1,815,190)

Net increase	629,912	$6,203,025	1,055,261	$9,927,994

Net increase (decrease)	(892,939)	($9,106,347)	1,396,886	$13,756,018

1Semiannual period from 9-1-08 to 2-28-09. Unaudited.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, including purchase and sales of variable rate demand notes of $18,805,000 and $19,905,000, respectively, during the period ended February 28, 2009, aggregated $95,916,583 and $85,992,928, respectively. Short-term securities are excluded from these amounts.

Note 8
Change in fiscal year end

On March 12, 2009, the Board of Trustees approved to change the Fund’s fiscal year end from August 31, to May 31.

30	Tax-Free Bond Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Tax-Free Bond Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Tax-Free Bond Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and

Semiannual report | Tax-Free Bond Fund	31

investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that, for the 1- and 10-year periods under review, the Fund’s performance was lower than the performance of its benchmark index, the Lehman Brothers Municipal Bond Index. The Board also noted that the Fund’s performance for the 3- and 5-year periods was generally in line with its benchmark index. The Board also noted that the Fund’s performance for the 1- and 10-year periods was generally in line with the performance of the Peer Group and Category medians. The Board viewed favorably that the Fund’s performance during the 3- and 5-year periods under review was higher than the performance of the Peer Group and Category medians.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rates of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio was not appreciably higher than the Category median and was lower than the Peer Group median. The Board also noted that the Fund’s Net Expense Ratio was higher than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

32	Tax-Free Bond Fund | Semiannual report

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profit-ability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Tax-Free Bond Fund	33

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
*Member of the Audit Committee	Custodian
†Non-Independent Trustee	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

34	Tax-Free Bond Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.	520SA 2/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/09

John Hancock
MUTUAL FUNDS

John Hancock
High Yield Municipal Bond Fund

Semiannual Report
2.28.09

A look at performance

For the period ended February 28, 2009

		Average annual returns (%)				Cumulative total returns (%)					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since	Six				Since	(%) as of
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception	2-28-09

A	12-31-93	–11.22	0.41	1.99	—	–13.96	–11.22	2.09	21.74	—	5.25

B	8-25-86	–12.19	0.27	1.86	—	–14.59	–12.19	1.37	20.18	—	4.74

C	4-1-99	–8.67	0.60	—	1.72	–11.09	–8.67	3.01	—	18.37	4.73

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.25%, Class B — 2.00% and Class C — 2.00%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	High Yield Municipal Bond Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in High Yield
Municipal Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	2-28-99	$12,018	$12,018	$15,692

C2	4-1-99	11,837	11,837	15,671

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of February 28, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Formerly named Lehman Brothers Municipal Bond Index.

Semiannual report | High Yield Municipal Bond Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2008 with the same investment held until February 28, 2009.

	Account value	Ending value	Expenses paid during
	on 9-1-08	on 2-28-09	period ended 2-28-09[1]

Class A	$1,000.00	$901.30	$5.42

Class B	1,000.00	897.90	8.94

Class C	1,000.00	897.90	8.94

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	High Yield Municipal Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2008, with the same investment held until February 28, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-08	on 2-28-09	period ended 2-28-09[1]

Class A	$1,000.00	$1,019.10	$5.76

Class B	1,000.00	1,015.40	9.49

Class C	1,000.00	1,015.40	9.49

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.15%, 1.90% and 1.90% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | High Yield Municipal Bond Fund	9

Portfolio summary

Top 10 holdings[1]

Atlanta, City of, 11-1-19, 5.000%	7.8%

Foothill Eastern Transportation Corridor Agency, 1-1-18, Zero	4.4%

Golden State Tobacco Securitization Corp., 6-1-27, 4.500%	3.5%

Massachusetts Health & Educational Facilities Auth, 12-15-31, 9.200%	2.4%

Buckeye Tobacco Settlement Financing Auth, 6-1-24, 5.125%	2.3%

San Bernardino, County of, 8-1-17, 5.500%	1.9%

E–470 Public Highway Authority, 9-1-35, Zero	1.7%

Capital Projects Finance Auth, 8-15-31, 7.850%	1.7%

California, State of, 7-1-23, 0.850%	1.6%

New York Liberty Development Corp, 10-1-35, 5.250%	1.5%

Sector distribution[2,3]

General obligation bonds	2%	Pollution	4%

Revenue bonds		Education	3%

Other revenue	44%	Water & sewer	3%

Health	12%	Economic development	3%

Transportation	9%	Housing	2%

Electric	5%	Tobacco	2%

Industrial development	4%	Other	3%

Special tax	4%

Quality distribution[3]

AAA	17%	BB	8%

AA	7%	B	2%

A	24%	Other	2%

BBB	40%

1 As a percentage of net assets on February 28, 2009, excluding cash and cash equivalents.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on February 28, 2009.

10	High Yield Municipal Bond Fund | Semiannual report

FINANCIAL STATEMENTS

Fund’s investments

Securities owned by the Fund on 2-28-09 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 97.71%					$131,469,045

(Cost $140,633,904)

Alabama 0.92%					1,237,000

Courtland Industrial Development Board,
Rev Ref AMT Intl Paper Co Projs-A	5.200%	06-01-25	BBB	$2,000	1,237,000

California 14.81%					19,932,738

California GO Unltd,
Daily Kindergarten Univ Ser A-4 (V)	0.400	05-01-34	AA	540	540,000

California Pollution Control
Financing Authority,
Rev Solid Waste Disp Browing Ferris
Inds Inc	6.750	09-01-19	BBB	1,000	960,100

California Statewide Communities
Development Authority,
Rev Thomas Jefferson Sch Law Ser A	7.250	10-01-38	BB+	1,000	738,000

California, State of,
GO Unltd Ser C–5 (V)	0.850	07-01-23	A+	2,200	2,200,000

Foothill Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB–	4,000	375,200
Rev Toll Rd Cap Apprec Sr Lien
Ser 1995A	Zero	01-01-18	AAA	7,950	5,869,485

Golden State Tobacco
Securitization Corp.,
Rev Asset Backed Sr Bond
Ser 2007 A–1	4.500	06-01-27	BBB	6,420	4,767,428

Millbrae, City of,
Rev Magnolia of Millbrae Proj Ser
1997A (G)	7.375	09-01-27	BB	1,000	817,910

San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin
Proj (D)	5.500	08-01-17	AA	2,500	2,618,275

Southern California Public
Power Authority,
Rev Natural Gas Proj No. 1 Ser 2007A	5.250	11-01-26	A	1,500	1,046,340

Colorado 4.37%					5,885,290

Colorado Health Facilities Authority,
Rev Christian Living Cmnty Ser A (G)	9.000	01-01-34	BB+	750	749,100
Rev Ref Christian Living Cmnty Proj Ser
2006A (G)	5.750	01-01-26	BB+	1,000	755,220

See notes to financial statements

Semiannual report | High Yield Municipal Bond Fund	11

FINANCIAL STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Colorado (continued)

E-470 Public Highway Authority,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-35	BBB–	$15,700	$2,333,020

Public Auth for Colorado Energy,
Rev Natural Gas	6.250%	11-15-28	A+	2,500	2,047,950

Delaware 0.75%					1,012,490

Charter MAC Equity Trust,
Bond (S)	6.000	04-30-19	Aaa	1,000	1,012,490

District of Columbia 1.47%					1,980,420

District of Columbia University Rev,
Georgetown University	5.500	04-01-36	A–	2,000	1,980,420

Florida 16.47%					22,155,331

Bonnet Creek Resort Community
Development District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,055	796,989
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,445	1,224,204

Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog Ser
2000A (G)	7.850	08-15-31	AA	2,000	2,245,680
Rev Student Hsg Cap Projs Ln Prog Ser
2001G (G)	9.125	10-01-11	BBB	985	998,238

Capital Region Community Development,
District FL (G)	7.000	05-01-39	BBB–	1,250	872,813

Capital Trust Agency,
Rev Seminole Tribe Convention Ser
2003A (S)	8.950	10-01-33	AAA	1,000	1,259,320

Crossings at Fleming Island Community
Development District,
Rev Ref Spec Assessment Ser
2000C (G)	7.100	05-01-30	BBB–	1,000	791,630

Florida Municipal Power Agency,
Rev All Requirements Pwr Ser A	5.000	10-01-31	AAA	2,000	1,921,420

Heritage Harbour North
Community Development,
Rev Spec Assessment Cap Imp (G)	6.375	05-01-38	BB+	1,250	824,588

Miami Beach Health Facilities Authority,
Rev Ref Hosp Mt Sinai Medical Ctr Ser
2001A	6.125	11-15-11	BB	565	526,642

Miami-Dade Cnty Aviation,
Rev AMT Miami Intl Ser A (D)	5.000	10-01-38	A–	2,000	1,554,060

Orlando Urban Community
Development District,
Rev Spec Assessment Cap Imp (G)	6.000	05-01-20	BB+	645	498,508
Rev Spec Assessment Cap Imp (G)	6.250	05-01-34	BB+	1,000	668,150

Pensacola Airport,
Rev AMT	6.000	10-01-28	BBB+	2,000	1,896,280

Poinciana Community
Development District,
Rev Spec Assessment Ser 2000A (G)	7.125	05-01-31	BB+	1,300	1,124,981

Seminole Tribe,
Rev Spec Oblig Ser 2007A (S)	5.250	10-01-27	BBB	1,000	681,290

South Kendall Community
Development District,
Rev Spec Assessment Ser 2000A (G)	5.900	05-01-35	BBB–	960	716,918

See notes to financial statements

12	High Yield Municipal Bond Fund | Semiannual report

FINANCIAL STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Florida (continued)

Tolomato Community
Development District,
Rev Spec Assessment (G)	6.450%	05-01-23	BB+	$1,000	$721,300
Rev Spec Assessment (G)	6.650	05-01-40	BB+	1,000	632,980

Village Community Development,
Spl Assmt Rev (G)	6.375	05-01-38	BB	1,000	791,350
Spl Assmt Rev (G)	6.500	05-01-33	A	1,500	1,407,990

Georgia 10.52%					14,160,090

Atlanta, City of,
Rev Tax Alloc Eastside Proj
Ser 2005B (G)	5.600	01-01-30	BB+	1,500	1,007,985
Rev Wtr & Waste Wtr (D)(P)	5.000	11-01-19	AAA	10,000	10,552,800

Marietta Development Auth Rev Ref,
Life Univ	7.000	06-15-30	Ba3	1,500	1,069,785

Municipal Electric Authority of Georgia,
Gen Resolution Projs Sub Ser D	5.500	01-01-26	A	1,500	1,529,520

Illinois 2.70%					3,638,190

Chicago, City of,
GO Tax Alloc Jr Pilsen Redev Ser
2004B (G)	6.750	06-01-22	BBB+	2,000	1,789,340

Illinois Development Finance
Auth Pollution,
Auth Pollution Ctl Rev Ref Ser C1	5.950	08-15-26	BBB–	1,000	839,320

Illinois Finance Authority,
Rev Rush Univ Med Ctr Oblig Grp-A	7.250	11-01-38	A–	1,000	1,009,530

Indiana 0.35%					474,925

St. Joseph, County of,
Rev Econ Dev Holy Cross Village Notre
Dame Proj Ser 2006A (G)	6.000	05-15-26	BB+	230	167,909
Rev Econ Dev Holy Cross Village Notre
Dame Proj Ser 2006A (G)	6.000	05-15-38	BB+	475	307,016

Iowa 0.81%					1,093,821

Altoona Urban Renewal Rev,
Annual Appropriation	6.000	06-01-34	BBB+	1,000	874,690

Iowa Finance Authority,
Rev Ref Health Care Initiatives Proj	9.250	07-01-25	AAA	185	219,131

Kansas 1.13%					1,524,960

Burlington Environmental Auth,
Rev Ref Kansas City Power & Light (D)	5.375	09-01-35	A	1,500	1,524,960

Louisiana 2.34%					3,145,205

Louisiana Local
Government Environmental,
Rev Westlake Chemical Corp	6.750	11-01-32	BB+	2,000	1,317,780

St. John the Baptist Parish,
Rev Marathon Oil Corp Ser 2007A	5.125	06-01-37	BBB+	2,500	1,827,425

Maryland 1.34%					1,801,850

Baltimore, City of,
Rev Spec Oblig Ser 2008A (G)	7.000	09-01-38	BB+	1,000	739,380

Prince Georges, County of,
Rev Spec Tax Dist Victoria Falls Proj (G)	5.250	07-01-35	BB+	1,000	515,630
Spec Oblig National Harbor Proj (G)	5.200	07-01-34	BBB	1,000	546,840

See notes to financial statements

Semiannual report | High Yield Municipal Bond Fund	13

FINANCIAL STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Massachusetts 6.17%					$8,297,503

Massachusetts Development
Finance Agency,
Haverhill Proj Ser 1998B	5.500%	12-01-19	BBB	$1,700	1,361,258
Rev Linden Ponds Facil Ser 2007A (G)	5.750	11-15-42	BB+	1,500	817,770

Massachusetts Health & Educational
Facilities Auth,
Rev Caregroup Ser 2008E-1	5.125	07-01-33	BBB+	1,000	748,500
Rev Preref Civic Investments, Inc.
Ser 2002B (G)	9.200	12-15-31	AA	2,500	3,181,850
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BB–	1,000	716,130

Massachusetts State College Bldg Auth,
Proj Rev Ser A	5.500	05-01-49	A+	1,500	1,471,995

Minnesota 0.58%					779,170

North Oaks Senior Housing,
Rev Presbyterian Homes (G)	6.000	10-01-27	BB–	1,000	779,170

Mississippi 0.61%					818,140

Mississippi Business Finance Corp,
Rev Sys Energy Res Inc Proj	5.875	04-01-22	BBB	1,000	818,140

Nevada 0.53%					707,620

Sparks Tourism Improvement Rev,
Sr Sales Tax Ser A (S)	6.750	06-15-28	Ba2	1,000	707,620

New Hampshire 0.87%					1,171,785

New Hampshire Business
Finance Authority,
Rev AMT Public Service Co Proj Ser
2006B (D)	4.750	05-01-21	AA–	1,500	1,171,785

New Jersey 2.81%					3,786,297

New Jersey Health Care Facilities
Financing Auth,
Rev Care Institute Inc Cherry Hill
Proj (G)	8.000	07-01-27	CCC–	1,250	962,200
Rev Ref St Peters Univ Hosp Ser 2000A	6.875	07-01-30	BBB–	1,000	909,230

New Jersey Tobacco Settlement
Financing Corp,
Rev Asset Backed Bond	6.250	06-01-43	AAA	1,000	1,176,000
Rev Ser 1A	4.500	06-01-23	BBB	995	738,867

New York 4.89%					6,576,395

Long Island Power Auth,
Rev Gen Elec Sys Ser C	5.250	09-01-29	A3	1,475	1,445,957
Rev Ser A	5.750	04-01-39	A–	1,000	1,028,710

New York City Industrial
Development Agency,
Rev Liberty 7 World Trade Ctr Ser
2005A (G)	6.250	03-01-15	BB+	1,500	1,274,445

New York City Municipal Water
Finance Auth,
Rev Wtr & Swr Sys Ser F Sub Ser F-2 (V)	0.450	06-15-35	AAA	300	300,000

New York Liberty Development Corp,
Rev Goldman Sachs Group Inc
Headquarters	5.250	10-01-35	A	2,500	2,065,650

Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB–	555	461,633

See notes to financial statements

14	High Yield Municipal Bond Fund | Semiannual report

FINANCIAL STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
North Carolina 0.78%					$1,045,970

North Carolina Eastern Municipal
Power Agency,
Rev Pwr Sys Ser C	6.750%	01-01-24	BBB+	$1,000	1,045,970
Ohio 3.51%					4,727,814

Buckeye Tobacco Settlement
Financing Auth,
Rev Asset Backed Sr Bond Ser
2007A–2	5.125	06-01-24	BBB	4,190	3,047,094

Hickory Chase Community Authority,
Rev infrastructure Impt Proj (G)	7.000	12-01-38	BB	1,000	699,570

Ohio Air Quality Development Authority,
Rev Ref Pollution CTL- FirstEnergy	7.250	11-01-32	BBB	1,000	981,150

Oklahoma 2.65%					3,562,210

Oklahoma Municipal Power Authority,
OK MUN PWR-A	6.000	01-01-38	A	1,685	1,769,722

Tulsa Municipal Airport Trust,
Rev American Airlines Proj	6.250	06-01-20	B–	1,375	940,898
Rev Ref Ser 2000A	7.750	06-01-35	B–	1,000	851,590

Oregon 1.01%					1,363,270

Western Generation Agency,
Rev Wauna Cogeneration Proj Ser
2006B (G)	5.000	01-01-14	BBB–	1,105	953,880
Rev Wauna Cogeneration Proj Ser
2006B (G)	5.000	01-01-16	BBB–	500	409,390

Pennsylvania 1.07%					1,441,760

Allegheny County Hospital
Development Auth,
Rev West Penn Hlth Sys Ser 2007A	5.000	11-15-28	BB	1,000	562,350

Allegheny County Industrial
Development Auth,
Rev Ref Environmental Imp	5.500	11-01-16	BB+	1,000	879,410

Puerto Rico 2.24%					3,009,265

Puerto Rico Aqueduct & Sewer Auth,
Rev Sr Lien Ser 2008A	6.000	07-01-38	BBB–	1,000	899,940
Rev Sr Lien Ser 2008A (Zero to 7-1-11
then 6.125%)	Zero	07-01-24	BBB–	1,500	1,107,615

Puerto Rico Housing Finance
Authority Rev,
Vivienda Modernization	4.750	10-01-11	BBB	1,000	1,001,710

Rhode Island 0.40%					530,906

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay
Village Ser 2002A (G)	6.875	05-01-22	BBB–	345	306,426

Tobacco Settlement Financing Corp,
Rev Asset Bkd Ser 2002A	6.000	06-01-23	BBB	250	224,480

South Carolina 1.08%					1,446,766

Lancaster, County of,
Rev Assessment Edenmoor Imp Dist
Ser 2006A (G)	5.750	12-01-37	BB	985	496,686

Tobacco Settlement Revenue
Management Authority,
Rev Ref Tobacco Settlement	5.000	06-01-18	BBB	1,000	950,080

See notes to financial statements

Semiannual report | High Yield Municipal Bond Fund	15

FINANCIAL STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Tennessee 0.85%					$1,141,170

Johnson City Health & Educational
Facilities Board,
Rev Ref Hosp 1st Mtg States Hlth Ser
2000A MTN	7.500%	07-01-33	A2	$1,000	1,141,170

Texas 8.63%					11,605,874

Bexar County Health Facilities
Development Corp,
Rev Ref Army Retirement Residence
Proj (G)	6.300	07-01-32	AA	150	171,533

Brazos Harbor Industrial
Development Corp,
Rev Ref Dow ChemEnvironmental
Facs Proj	5.900	05-01-38	BBB	1,500	997,545

Brazos River Authority,
Rev Ref Utilities Co Ser 1999A	7.700	04-01-33	CCC	1,000	550,000

Guadalupe-blanco River Authority,
Rev E I Du Pont De Nemours & Co Proj	6.400	04-01-26	A	1,000	930,300

Gulf Coast Industrial
Development Authority,
Rev Solid Waste Disposal Citgo
Petroleum Proj	8.000	04-01-28	Baa3	2,100	1,942,605

Gulf Coast Waste Disposal Authority,
Rev Ref Ser 2002A	6.100	08-01-24	BBB	1,500	1,060,200

Harris County Health Facilities
Development Corp,
Rev Ref Memory of Hermann
Healthcare Sys B	7.250	12-01-35	A	1,000	1,046,090

Metro Health Facilities
Development Corp,
Rev Wilson N Jones Mem Hosp Proj	7.250	01-01-31	Ba3	1,000	771,800

Mission Economic Development Corp,
Rev Alllied Waste Inc Proj Ser A	5.200	04-01-18	BBB	1,000	865,130
Rev Waste Mgmt Inc Proj	6.000	08-01-20	BBB	975	933,016

North Texas Thruway Auth,
Rev Ref Sys First Tier Ser K-2	6.000	01-01-38	A–	1,000	974,500

North Texas Tollway Authority Rev,
Toll 2nd Tier Ref Ser F	5.750	01-01-38	BBB+	1,500	1,363,155

Wyoming 1.05%					1,414,820

Sweetwater County of,
Rev Ref Solid Waste Disposal FMC
Corp Proj	5.600	12-01-35	BBB	2,000	1,414,820

Total investments (Cost $140,633,904)† 97.71%					$131,469,045

Other assets and liabilities, net 2.29%					$3,086,352

Total net assets 100.00%					$134,555,397

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

16	High Yield Municipal Bond Fund | Semiannual report

FINANCIAL STATEMENTS

Notes to Schedule of Investments

AMT Alternative Minimum Tax

MTN Medium-Term Note

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

CIFG Holding Limited	2.28
Financial Guaranty Insurance Company	1.16
Financial Security Assurance, Inc.	8.03
Municipal Bond Insurance Association	2.88

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2009.

† At February 28, 2009, the aggregate cost of investment securities for federal income tax purposes was $140,020,934. Net unrealized depreciation aggregated $8,551,889, of which $5,634,223 related to appreciated investment securities and $14,186,112 related to depreciated investment securities.

See notes to financial statements

Semiannual report | High Yield Municipal Bond Fund	17

FINANCIAL  STATEMENTS

Financial statements

Statement of assets and liabilities 2-28-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $140,633,904)	$131,469,045
Cash	69,128
Receivable for shares sold	1,987,905
Interest receivable	2,404,116
Receivable from affiliates	20,064

Total assets	135,950,258

Liabilities

Payable for investments purchased	1,079,274
Payable for shares repurchased	171,201
Dividends payable	102
Payable to affiliates
Management fees	57,761
Distribution and service fees	39,597
Other	27,816
Other payables and accrued expenses	19,110

Total liabilities	1,394,861

Net assets

Capital paid-in	160,174,242
Accumulated net realized loss on investments	(16,741,397)
Net unrealized depreciation of investments	(9,164,859)
Accumulated net investment income	287,411

Net assets	$134,555,397

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($104,320,066 ÷ 14,908,208 shares)	$7.00
Class B ($7,095,835 ÷ 1,014,075 shares)[1]	$7.00
Class C ($23,139,496 ÷ 3,307,078 shares)[1]	$7.00

Maximum offering price per share

Class A ($7.00 ÷ 95.5%)[2]	$7.33

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

18	High Yield Municipal Bond Fund | Semiannual report

FINANCIAL STATEMENTS

Statement of operations For the period ended 2-28-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$4,218,567

Total investment income	4,218,567

Expenses

Investment management fees (Note 5)	349,694
Distribution and service fees (Note 5)	248,793
Transfer agent fees (Note 5)	34,968
Accounting and legal services fees (Note 5)	8,473
Professional fees	43,376
Printing fees	22,021
Registration fees	20,803
Custodian fees	19,940
Trustees’ fees	1,682
Miscellaneous	18,898

Total expenses	768,648
Less expense reductions (Note 5)	(147)

Net expenses	768,501
Net investment income	3,450,066

Realized and unrealized gain (loss)

Net realized loss on investments	(5,142,455)
Change in net unrealized appreciation (depreciation) of investments	(10,708,069)

Net realized and unrealized loss	(15,850,524)

Decrease in net assets from operations	($12,400,458)

1 Semiannual period from 9-1-08 to 2-28-09. Unaudited.

See notes to financial statements

Semiannual report | High Yield Municipal Bond Fund	19

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	8-31-08	2-28-09[1]

Increase (decrease) in net assets

From operations
Net investment income	$4,765,634	$3,450,066
Net realized loss	(2,343,261)	(5,142,455)
Change in net unrealized appreciation (depreciation)	(1,963,817)	(10,708,069)

Increase (decrease) in net assets resulting from operations	458,556	(12,400,458)

Distributions to shareholders
From net investment income
Class A	(3,699,573)	(2,485,849)
Class B	(387,707)	(174,088)
Class C	(626,760)	(498,644)
	(4,714,040)	(3,158,581)
From Fund share transactions (Note 6)	38,375,589	25,471,606

Total increase	34,120,105	9,912,567

Net assets

Beginning of period	90,522,725	124,642,830
End of period[2]	$124,642,830	$134,555,397

1 Semiannual period from 9-1-08 to 2-28-09. Unaudited.

2 Includes accumulated (distributions in excess of) net investment income of ($4,074) and $287,411, respectively.

See notes to financial statements

20	High Yield Municipal Bond Fund | Semiannual report

FINANCIAL STATEMENTS

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07	8-31-08	2-28-09[2]

Per share operating performance

Net asset value, beginning of period	$8.14	$8.27	$8.62	$8.68	$8.33	$7.99
Net investment income[3]	0.47	0.43	0.42	0.41	0.41	0.22
Net realized and unrealized gain
(loss) on investments	0.12	0.35	0.05	(0.35)	(0.34)	(1.01)
Total from investment operations	0.59	0.78	0.47	0.06	0.07	(0.79)
Less distributions
From net investment income	(0.46)	(0.43)	(0.41)	(0.41)	(0.41)	(0.20)
Net asset value, end of period	$8.27	$8.62	$8.68	$8.33	$7.99	$7.00
Total return (%)[4]	7.41[5]	9.64	5.61[5]	0.60[5]	0.81[5]	(9.87)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$69	$72	$72	$71	$94	$104
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.10	1.14	1.09	1.13	1.09	1.15[7]
Interest and fees[8]	—	—	—	0.20	0.16	—
Expenses net of all fee waivers	1.09	1.14	1.09	1.33	1.25	1.15[7]
Expenses net of all fee waivers
and credits	1.09	1.14	1.09	1.33	1.25	1.15[7]
Net investment income	5.67	5.09	4.71	4.77	4.85	6.13[7]
Portfolio turnover (%)	57	65	52	63	75	41

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 9-1-08 to 2-28-09. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

Semiannual report | High Yield Municipal Bond Fund	21

FINANCIAL STATEMENTS

CLASS B SHARES Period ended	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07	8-31-08	2-28-09[2]

Per share operating performance

Net asset value, beginning of period	$8.14	$8.27	$8.62	$8.68	$8.33	$7.99
Net investment income[3]	0.41	0.37	0.36	0.35	0.35	0.19
Net realized and unrealized gain
(loss) on investments	0.12	0.35	0.04	(0.36)	(0.34)	(1.01)
Total from investment operations	0.53	0.72	0.40	(0.01)	0.01	(0.82)
Less distributions
From net investment income	(0.40)	(0.37)	(0.34)	(0.34)	(0.35)	(0.17)
Net asset value, end of period	$8.27	$8.62	$8.68	$8.33	$7.99	$7.00
Total return (%)[4]	6.62[5]	8.84	4.83[5]	(0.15)[5]	0.06[5]	(10.21)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$31	$24	$16	$11	$8	$7
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.84	1.87	1.84	1.88	1.84	1.90[7]
Interest and fees[8]	—	—	—	0.20	0.16	—
Expenses net of all fee waivers	1.83	1.87	1.84	2.08	2.00	1.90[7]
Expenses net of all fee waivers
and credits	1.83	1.87	1.84	2.08	2.00	1.90[7]
Net investment income	4.93	4.35	4.11	4.05	4.09	5.38[7]
Portfolio turnover (%)	57	65	52	63	75	41

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 9-1-08 to 2-28-09. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

22	High Yield Municipal Bond Fund | Semiannual report

FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07	8-31-08	2-28-09[2]

Per share operating performance

Net asset value, beginning of period	$8.14	$8.27	$8.62	$8.68	$8.33	$7.99
Net investment income[3]	0.40	0.36	0.35	0.34	0.34	0.19
Net realized and unrealized gain
(loss) on investments	0.13	0.36	0.05	(0.35)	(0.33)	(1.01)
Total from investment operations	0.53	0.72	0.40	(0.01)	0.01	(0.82)
Less distributions
From net investment income	(0.40)	(0.37)	(0.34)	(0.34)	(0.35)	(0.17)
Net asset value, end of period	$8.27	$8.62	$8.68	$8.33	$7.99	$7.00
Total return (%)[4]	6.61[5]	8.82	4.83[5]	(0.15)[5]	0.06[5]	(10.21)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$8	$8	$9	$9	$23	$23
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.84	1.89	1.84	1.88	1.84	1.90[7]
Interest and fees[8]	—	—	—	0.20	0.16	—
Expenses net of all fee waivers	1.83	1.89	1.84	2.08	2.00	1.90[7]
Expenses net of all fee waivers
and credits	1.83	1.89	1.84	2.08	2.00	1.90[7]
Net investment income	4.88	4.33	4.09	4.02	4.11	5.36[7]
Portfolio turnover (%)	57	65	52	63	75	41

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 9-1-08 to 2-28-09. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

Semiannual report | High Yield Municipal Bond Fund	23

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock High Yield Municipal Bond Fund (the Fund) is a non-diversified series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Valuations change in response to many factors including tax receipts and budget disbursements of the municipalities, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar

24	High Yield Municipal Bond Fund | Semiannual report

securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	—	—
Level 2 — Other Significant Observable Inputs	$131,469,045	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$131,469,045	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures. The Fund use identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifi-able to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by John Hancock Advisers LLC (the Adviser), an indirect wholly

Semiannual report | High Yield Municipal Bond Fund	25

owned subsidiary of Manulife Financial Corporation (MFC), in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no outstanding borrowings under the line of credit for the period ended February 28, 2009.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $10,064,061 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: August 31, 2010 — $1,227,272, August 31, 2011 — $2,540,698, August 31, 2012 —$2,816,241, August 31, 2013 — $1,681,342, August 31, 2014 — $119,574, August 31, 2015 — $1,176,656 and August 31, 2016 —$502,278. Net capital losses of $1,816,118 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on September 1, 2008, the first day of the Fund’s next taxable year.

As of February 28, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gains, if any, are distributed annually. During the year ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $85,708 and tax exempt income $4,648,369. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related

26	High Yield Municipal Bond Fund | Semiannual report

contingent features of the agreements. As of February 28, 2009, management does not believe that the adoption of FAS 161 will have a material impact on the amounts reported in the financial statements.

Note 3
Risk and uncertainties
Investing in high yield securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. The Fund may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

State concentration risk

The Fund invests mainly in bonds from a single state and its performance is affected by local, state and regional factors. The risks may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes). Although the Fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the Fund’s holdings.

Insurance concentration risk

The Fund may hold insured municipal obligations which are insured as to their scheduled payment of principal and interest under an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance. Since there are a limited number of municipal obligation insurers, a Fund may have a concentration of investments covered by one insurer. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, the credit quality of companies which provide the insurance may affect the value of those securities and insurance does not guarantee the market value of the insured obligation.

Municipal bond risk

The Fund generally invests in general obligation or revenue municipal bonds. The bonds are backed by the municipal issuer’s have the risk that the issuer’s credit quality will decline. General obligation bonds are backed by the municipal issuer’s ability to levy taxes. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders which may be caused by many reasons, ranging from including fiscal mismanagement and erosion of the tax base. Revenue bonds are backed only by income associated with a specific facility. Any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly

Semiannual report | High Yield Municipal Bond Fund	27

management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next 75,000,000 and (c) 0.50% of the Fund’s average daily net asset value in excess of $150,000,000. The effective rate for the period ended February 28, 2009 is 0.60% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $133.

Class A shares are assessed up-front sales charges. During the period ended February 28, 2009, JH Funds received net up-front sales charges of $302,415 with regard to sales of Class A shares. Of this amount, $35,146 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $267,241 was paid as sales commissions to unrelated broker-dealers and $28 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2009, CDSCs received by JH Funds amounted to $174,821 for Class B shares and $30,231 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.01% for all classes based on each class’s average daily net assets.

• All classes of the Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended February 28, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $14 for transfer agent credits earned.

Class level expenses for the period ended February 28, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$110,520	$26,638
Class B	35,680	2,150
Class C	102,593	6,180
Total	$248,793	$34,968

28	High Yield Municipal Bond Fund | Semiannual report

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $8,473 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended August 31, 2008, and the period ended February 28, 2009, along with the corresponding dollar value.

		Year ended 8-31-08	Period ended 2-28-09[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	4,915,022	$39,839,099	4,992,692	$35,178,893
Distributions reinvested	250,989	2,041,557	235,573	1,648,583
Repurchased	(1,894,507)	(15,471,342)	(2,055,165)	(14,592,468)
Net increase	3,271,504	$26,409,314	3,173,100	$22,235,008

Class B shares

Sold	211,312	$1,716,618	164,058	$1,167,573
Distributions reinvested	21,935	179,122	12,012	84,105
Repurchased	(458,316)	(3,769,732)	(210,611)	(1,490,732)
Net decrease	(225,069)	($1,873,992)	(34,541)	($239,054)

Class C shares

Sold	2,153,756	$17,641,134	1,254,524	$8,883,863
Distributions reinvested	41,481	336,595	44,804	313,297
Repurchased	(502,921)	(4,137,462)	(812,538)	(5,721,508)
Net increase	1,692,316	$13,840,267	486,790	$3,475,652

Net increase	4,738,751	$38,375,589	3,625,349	$25,471,606

1Semiannual period from 9-1-08 to 2-28-09. Unaudited.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, including purchase and sales of variable rate demand notes of $10,390,000 and $10,590,000, respectively, during the period ended February 28, 2009, aggregated $72,286,792 and $48,324,992, respectively. Short-term securities are excluded from these amounts.

Note 8
Subsequent event

On March 12, 2009, the Board of Trustees approved to change the Fund’s fiscal year end from August 31 to May 31.

Semiannual report | High Yield Municipal Bond Fund	29

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
High Yield Municipal Bond Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock High Yield Municipal Bond Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and

30	High Yield Municipal Bond Fund | Semiannual report

investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for the 1- and 10-year periods was lower than the performance of its benchmark index, the Lehman Brothers Municipal Bond Index, as was the Category and Peer Group medians. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3- and 5-year periods. The Board favorably viewed that the Fund’s performance has higher than the Category and Peer Group medians for the 1-, 3- and 5-year periods.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rates of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio and Net Expense Ratio were higher than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the

Semiannual report | High Yield Municipal Bond Fund	31

Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

32	High Yield Municipal Bond Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
Custodian
*Member of the Audit Committee	State Street Bank and Trust Company
†Non-Independent Trustee
Transfer agent
Officers	John Hancock Signature Services, Inc.

Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

Semiannual report | High Yield Municipal Bond Fund	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.	590SA 2/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/09

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Series Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 27, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: April 27, 2009